Tradr 2X Short SNDK Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$100,589,719
TOTAL NET ASSETS — 100.0%	$100,589,719

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	SanDisk Corporation	Pay	2.63% (OBFR01* - 100bps)	At Maturity	5/26/2027	$(201,122,787)	$-	$(9,329,041)
TOTAL EQUITY SWAP CONTRACTS								$(9,329,041)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.